Expense Example - ClearBridge Small Cap Growth Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 687
Expense Example, with Redemption, 3 Years	925
Expense Example, with Redemption, 5 Years	1,182
Expense Example, with Redemption, 10 Years	1,915
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	295
Expense Example, with Redemption, 3 Years	603
Expense Example, with Redemption, 5 Years	1,037
Expense Example, with Redemption, 10 Years	2,244
Class FI
Expense Example:
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	655
Expense Example, with Redemption, 10 Years	1,445
Class R
Expense Example:
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	798
Expense Example, with Redemption, 10 Years	1,747
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	288
Expense Example, with Redemption, 5 Years	500
Expense Example, with Redemption, 10 Years	1,110
Class 1
Expense Example:
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	294
Expense Example, with Redemption, 5 Years	510
Expense Example, with Redemption, 10 Years	1,132
Class IS
Expense Example:
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	250
Expense Example, with Redemption, 5 Years	434
Expense Example, with Redemption, 10 Years	$ 967